Consolidated Balance Sheets (Parenthetical) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Accounts receivable, net of allowance for credit losses	$ 291,372	$ 291,372	$ 133,288
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	38,209,300	36,876,305	27,948,609
Common stock, shares outstanding	38,209,300	36,876,305	27,948,609